Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	N-CSRS
Amendment Flag	false
Entity Registrant Name	Destiny Tech100 Inc.
Entity Central Index Key	0001843974
Document Period End Date	Jun. 30, 2023